Variable Interest Entity - Additional Information (Details)	Jul. 12, 2017	Aug. 03, 2021
Jivi [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	19.00%
Wangbo [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	51.00%
Service fee (percentage)	95.00%
Third Party [Member]
Schedule of Equity Method Investments [Line Items]
Equity interest Owned	30.00%
Wangbo | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Ownership (in percent)		100.00%
Shangchi Automobile [Member] | Wangbo | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Ownership (in percent)		51.00%
Shangchi Automobile [Member] | Jiyi | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Ownership (in percent)		19.00%
Shangchi Automobile [Member] | Third Party [Member] | Subsequent Event [Member]
Schedule of Equity Method Investments [Line Items]
Ownership (in percent)		30.00%